                                         OPPENHEIMER CHAMPION INCOME FUND

                                      Supplement dated March 20, 2002 to the
                            Statement of Additional Information dated January 28, 2002

The Statement of Additional Information is revised to delete the Appendix B captioned "Industry Classifications"
and replace it with the following:

                                                    Appendix B

                                             Industry Classifications

Aerospace & Defense                                      Household Products
Air Freight & Couriers                                   Industrial Conglomerates
Airlines                                                 Insurance
Auto Components                                          Internet & Catalog Retail
Automobiles                                              Internet Software & Services
Banks                                                    Information Technology Consulting & Services
Beverages                                                Leisure Equipment & Products
Biotechnology                                            Machinery
Building Products                                        Marine
Chemicals                                                Media
Commercial Services & Supplies                           Metals & Mining
Communications Equipment                                 Multiline Retail
Computers & Peripherals                                  Multi-Utilities
Construction & Engineering                               Office Electronics
Construction Materials                                   Oil & Gas
Containers & Packaging                                   Paper & Forest Products
Distributors                                             Personal Products
Diversified Financials                                   Pharmaceuticals
Diversified Telecommunication Services                   Real Estate
Electric Utilities                                       Road & Rail
Electrical Equipment                                     Semiconductor Equipment & Products
Electronic Equipment & Instruments                       Software
Energy Equipment & Services                              Specialty Retail
Food & Drug Retailing                                    Textiles & Apparel
Food Products                                            Tobacco
Gas Utilities                                            Trading Companies & Distributors
Health Care Equipment & Supplies                         Transportation Infrastructure
Health Care Providers & Services                         Water Utilities
Hotels Restaurants & Leisure                             Wireless Telecommunication Services
Household Durables

March 20, 2002                                                                                           PX0190.008